Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
4.	Property, plant and equipment, net

	At December 31,
	2024	2023
Computer equipment	$95,228	$7,632
Accumulated depreciation	(4,906)	(1,920)
	$90,322	$5,712

Depreciation included in:

	Years ended December 31,
	2024	2023
Administrative expense	$2,986	$1,330